Taxation (Deferred Tax, Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Deferred tax assets, net	$ 16,306	$ 13,793
Deferred tax assets:
Net operating loss carry forwards	12,788	10,392
Temporary non-deductible advertising cost carried forward	965	1,336
Accrued expenses	22,810	21,934
Accrued payroll expense	3,229	2,178
Provision for inventory and doubtful receivables	7,517	3,931
Provision for long-term investments	2,050	401
Total deferred tax assets	49,359	40,172
Deferred tax liabilities:
Depreciation of fixed assets	(4,925)	(4,868)
Others	(26)	(27)
Total deferred tax liabilities	(4,951)	(4,895)
Less: Valuation allowance	$ (28,102)	$ (21,484)	$ (16,186)	$ (11,317)